Financial instruments - Fair Value and Amortized Cost (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, FVTPL	$ (320,186)	$ (139,147)
Financial liabilities, Total	(320,186)	(139,147)
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(440,658)	(297,670)
Financial liabilities, Total	(440,658)	(297,670)
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(60,190)	(76,524)
Financial liabilities, Total	(60,190)	(76,524)
Long-term debt [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(1,651,569)	(1,933,848)
Financial liabilities, Total	(1,651,569)	(1,933,848)
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	6,028	6,904
Financial assets, Total	6,028	6,904
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	19,321	19,375
Financial assets, Total	19,321	19,375
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets, Amortized Cost	328,584	196,077
Financial assets, Total	$ 328,584	$ 196,077